38
                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

          Name:     SPO Partners & Co.
          Address:  591 Redwood Highway, Suite 3215
                    Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     William J. Patterson
          Title:    Managing Director and Vice President
          Phone:    (415) 383-6600

Signature, Place, and Date of Signing:

/s/ William J. Patterson        Mill Valley, CA           05/04/2000
-------------------------      -----------------         ------------
      [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $343,402
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.            Form 13F File Number            Name

     1              28-4164                  SF Advisory Corp.

     2              28-4166                  SF Advisory Corp. II

                                Form 13F INFORMATION TABLE


COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
--------------     -------------    --------   --------   -------------------  ---------- ---------  ----------------------
                                                 VALUE    SHRS OR    SH/ PUT/  INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT    PRN CALL  DISCRETION MANAGERS  SOLE       SHARED  NONE
--------------     --------------   --------   --------   -------------------  ---------- --------- ---------- ------  ----
BELL & HOWELL CO   COM              077852101   $45,775    1,464,800  SH       DEFINED    1, 2       1,464,800

ENSCO INTL INC     COM              26874Q100  $114,307    3,164,200  SH       DEFINED    1, 2       3,164,200

FOUR SEASONS
HOTEL INC LTD      VTG SH           35100E104   $77,386    1,717,300  SH       DEFINED    1, 2       1,717,300

GULF CDA RES LTD   ORD              40218L305   $44,278   12,007,600  SH       DEFINED    1, 2      12,007,600

SCHOLASTIC CORP    COM              807066105   $61,656    1,143,100  SH       DEFINED    1, 2       1,143,100
